Property, plant and equipment - Summary (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 28, 2021	Mar. 29, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening balance	$ 115.1
Property, plant and equipment, closing balance	116.5	$ 115.1
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening balance	162.3	111.1
Additions	30.8	51.0
Disposals	(2.4)	(2.3)
Transfers	0.0	0.0
Impact of foreign currency translation	(5.3)	2.5
Property, plant and equipment, closing balance	185.4	162.3
Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening balance	(47.2)	(26.8)
Depreciation	25.8	19.9
Disposals	2.2	0.5
Impact of foreign currency translation	(1.9)	1.0
Property, plant and equipment, closing balance	(68.9)	(47.2)
Plant equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening balance	20.3
Property, plant and equipment, closing balance	20.1	20.3
Plant equipment | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening balance	26.6	22.3
Additions	0.7	4.4
Disposals	(0.2)	(1.6)
Transfers	2.0	1.5
Impact of foreign currency translation	0.0	0.0
Property, plant and equipment, closing balance	29.1	26.6
Plant equipment | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening balance	(6.3)	(4.1)
Depreciation	2.8	2.4
Disposals	0.1	0.2
Impact of foreign currency translation	0.0	0.0
Property, plant and equipment, closing balance	(9.0)	(6.3)
Computer equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening balance	4.4
Property, plant and equipment, closing balance	3.9	4.4
Computer equipment | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening balance	8.7	5.4
Additions	1.5	1.7
Disposals	(0.1)	(0.1)
Transfers	0.8	1.7
Impact of foreign currency translation	(0.2)	0.0
Property, plant and equipment, closing balance	10.7	8.7
Computer equipment | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening balance	(4.3)	(3.0)
Depreciation	2.6	1.3
Disposals	0.1	0.0
Impact of foreign currency translation	0.0	0.0
Property, plant and equipment, closing balance	(6.8)	(4.3)
Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening balance	60.6
Property, plant and equipment, closing balance	68.9	60.6
Leasehold improvements | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening balance	82.4	54.8
Additions	5.0	15.4
Disposals	(1.0)	(0.2)
Transfers	19.0	10.6
Impact of foreign currency translation	(3.3)	1.8
Property, plant and equipment, closing balance	102.1	82.4
Leasehold improvements | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening balance	(21.8)	(11.3)
Depreciation	13.5	10.0
Disposals	0.9	0.1
Impact of foreign currency translation	(1.2)	0.6
Property, plant and equipment, closing balance	(33.2)	(21.8)
Show displays
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening balance	4.2
Property, plant and equipment, closing balance	3.1	4.2
Show displays | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening balance	10.2	7.6
Additions	0.3	2.1
Disposals	(1.0)	(0.1)
Transfers	0.4	0.3
Impact of foreign currency translation	(0.5)	0.3
Property, plant and equipment, closing balance	9.4	10.2
Show displays | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening balance	(6.0)	(4.0)
Depreciation	1.6	1.9
Disposals	1.0	0.1
Impact of foreign currency translation	(0.3)	0.2
Property, plant and equipment, closing balance	(6.3)	(6.0)
Furniture and fixtures
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening balance	16.7
Property, plant and equipment, closing balance	17.2	16.7
Furniture and fixtures | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening balance	25.5	20.3
Additions	2.4	3.6
Disposals	(0.1)	(0.3)
Transfers	4.0	1.6
Impact of foreign currency translation	(1.0)	0.3
Property, plant and equipment, closing balance	30.8	25.5
Furniture and fixtures | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening balance	(8.8)	(4.4)
Depreciation	5.3	4.3
Disposals	0.1	0.1
Impact of foreign currency translation	(0.4)	0.2
Property, plant and equipment, closing balance	(13.6)	(8.8)
In progress
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening balance	8.9
Property, plant and equipment, closing balance	3.3	8.9
In progress | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening balance	8.9	0.7
Additions	20.9	23.8
Disposals	0.0	0.0
Transfers	(26.2)	(15.7)
Impact of foreign currency translation	(0.3)	0.1
Property, plant and equipment, closing balance	3.3	8.9
In progress | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening balance	0.0	0.0
Depreciation	0.0	0.0
Disposals	0.0	0.0
Impact of foreign currency translation	0.0	0.0
Property, plant and equipment, closing balance	$ 0.0	$ 0.0